Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit Loss [Abstract]
Short-term benefits	$ 2,820,552	$ 3,389,244
Post-employment benefits	156,072	268,257
Share-based payments
Equity-settled		42,511
Cash-settled	198,720	(255,062)
Total employee benefits expense	3,175,344	3,444,950
Employee benefits expense by function
General and administrative expenses	2,696,325	2,306,923
Research and development expenses	479,019	1,138,027
Total employee benefits expense	$ 3,175,344	$ 3,444,950